                                                      Registration No. 333-36796
                                                                     Rule 497(c)

                                                                      PROSPECTUS
                                                               December 26, 2001






                                                         [Logo] AMBASSADOR FUNDS



                                                    AMBASSADOR MONEY MARKET FUND
                                                            INSTITUTIONAL SHARES
                                                                 INVESTOR SHARES






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus. It is a criminal offense to state otherwise.

Ambassador Funds are a series of mutual funds advised by professional portfolio managers at Ambassador Capital Management, L.L.C., Detroit, Michigan.

                                TABLE OF CONTENTS

FUND SUMMARY......................................................................................................1
         Investment Objective.....................................................................................1
         Principal Investment Strategies..........................................................................1
         Principal Risks..........................................................................................1
RISK/RETURN INFORMATION...........................................................................................2
FEES AND EXPENSES.................................................................................................2
         Shareholder Fees.........................................................................................2
         Annual Fund Operating Expenses...........................................................................2
         Expense Examples.........................................................................................3
FINANCIAL HIGHLIGHTS..............................................................................................3
MORE ABOUT THE FUND...............................................................................................4
         Principal Investment Strategies and Risks................................................................4
         Other Investment Strategies And Risks....................................................................5
ORGANIZATION OF THE FUND..........................................................................................5
DISTRIBUTION OF THE FUND..........................................................................................5
INVESTING IN THE FUND.............................................................................................5
         What Shares Cost.........................................................................................5
         About Purchases..........................................................................................6
HOW TO BUY SHARES.................................................................................................6
REDEEMING FUND SHARES.............................................................................................7
         About Redemptions........................................................................................7
         Redemption of Accounts with Balances Under Account Minimums..............................................8
HOW TO REDEEM SHARES..............................................................................................8
MANAGEMENT OF THE FUND............................................................................................8
         Ambassador Capital Management, L.L.C.....................................................................9
DIVIDENDS AND DISTRIBUTIONS.......................................................................................9
TAX CONSEQUENCES.................................................................................................10

FUND SUMMARY

This Fund Summary briefly describes the investment objectives and principal investment strategies of the Ambassador Money Market Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund."

INVESTMENT OBJECTIVE
The Money Market Fund's objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
The Money Market Fund's investment adviser strives to maintain a $1.00 net asset value by investing substantially all of its assets in:

     - obligations of the United States government, its agencies and instrumentalities (including certain "mortgage-backed" securities);
     -   high quality commercial paper;
     -   money market instruments; and
     - repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

The Money Market Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

PRINCIPAL RISKS
Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, loss of principal is a risk of investing in the Fund. The principal risks of investing in the Fund are:

     - Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security. A change in the quality rating of a security can affect the security's liquidity and make it more difficult for the Fund to sell.
     - Prepayment Risk. As interest rates fall, mortgage-backed securities tend to mature earlier than expected as a result of an increase in mortgage refinancing or prepayment, sometimes resulting in a loss on the investment.

Your investment in the Money Market Fund is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Further information about the Fund's principal investment strategies and risks is provided below under "More About the Fund."

RISK/RETURN INFORMATION

The Money Market Fund has not been in operation for a full calendar year. Accordingly, there is no information available as of the date of this Prospectus relating to the annual performance of the Money Market Fund.

FEES AND EXPENSES

Ambassador Funds will offer Institutional Shares in the Money Market Fund on a no-load basis, without any front-end or back-end sales commission, without any 12b-1 plan charges, and without any redemption fee. Ambassador Funds will offer Investor Shares in the Money Market Fund to broker dealers, banks, retirement plan sponsors, other financial intermediaries and financial planners also on a no-load basis, without any front-end or back-end sales commission or any redemption fee, but the Investor Shares will pay a distribution and service fee, pursuant to a Distribution Plan adopted pursuant to Rule 12b-1, in an amount not to exceed 0.25% of the average daily net assets of the Investor Shares outstanding.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund. Please note that the following information does not include fees that financial institutions offering shares of the Fund may charge for services they provide to you.

SHAREHOLDER FEES, INSTITUTIONAL SHARES AND INVESTOR SHARES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

         Maximum sales charge (load) imposed on purchases.............................................None
         Maximum deferred sales charge (load).........................................................None
         Sales charge (load) imposed on reinvested dividends..........................................None
         Redemption fee...............................................................................None
         Exchange fee.................................................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS) AS A PERCENTAGE OF NET ASSETS

                                                                                                    TOTAL
                                              MANAGEMENT      DISTRIBUTION        OTHER           OPERATING
                                                 FEES         (12B-1) FEES       EXPENSES         EXPENSES
Money Market Fund
         Institutional Shares                    0.20%           0.00%            0.42%             0.62%

         Investor Shares                         0.20%           0.25%            0.42%(1)          0.87%

--------------------
(1) Other Expenses for the Investor Shares are based on estimated amounts for the year ending July 31, 2002.

EXPENSE EXAMPLES

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                          ------       -------      -------      --------
Money Market Fund
         Institutional Shares                                $63          $199          $346           $774

         Investor Shares                                     $89          $278          $482         $1,073

FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Fund's financial performance for the last year. Certain information reflects financial results for a single institutional share in the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

For a share of capital stock outstanding throughout the year indicated:

                                                                                                    For the
                                                                                                   Year Ended
                                                                                                 July 31, 2001*
                                                                                                 -------------
         Net Asset Value, Beginning of Period ...............................................        $1.00

         Investment Activities:
                Net investment income .......................................................         0.05
                Net realized losses from investment transactions ............................        (0.00)**

         Dividends:
                Net investment income........................................................        (0.05)
                                                                                                     ------

         Net Asset Value, End of Period .....................................................        $1.00

         Total Return .......................................................................         5.18%

         Ratios/Supplemental Data:
                Net assets, end of period (000's)............................................      $69,663
                Ratio of expenses to average net assets .....................................         0.62%
                Ratio of net investment income to average net assets ........................         4.95%

------------------------
*  The Fund commenced operations on August 1, 2000.
** Amount less than $0.005 per share.

MORE ABOUT THE FUND

The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, the investment policies of the Fund are not fundamental and the Fund's Board of Trustees may change them without shareholder approval.

The following supplements the discussion of the Fund's principal investment strategies and risks contained in the Fund Summary. In addition to the principal investment strategies and risks described in this Prospectus, the Fund may use other strategies and is subject to further restrictions and risks which are described in the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Commercial Paper. Commercial paper is a form of short-term (no more than 270-day maturity), usually fixed-rate, corporate debt represented by unsecured promissory notes of the issuing company. The commercial paper in which the Fund may invest will be rated at the time of investment within the two highest rating categories assigned by at least two Nationally Recognized Statistical Rating Organizations (e.g., Moody's Investors Service, Inc. and Standard and Poor's Ratings Group).

Money Market Instruments. Money market instruments include, without limitation, certificates of deposit, demand and time deposits and bankers' acceptances. Although many of these instruments are issued by financial institutions such as banks, they are not necessarily guaranteed by those organizations. The Fund may also invest in money market mutual funds whose investments are permissible for direct investment by the Fund. These funds will assess fees in addition to the fees charged by the Ambassador Funds.

Repurchase Agreements. The Fund may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later specified date. At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value. If the seller is unable to honor its commitment to repurchase the securities, the purchasing Fund could lose money.

OTHER INVESTMENT STRATEGIES AND RISKS

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A "delayed delivery" or "forward commitment" transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending. In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions. All portfolio securities loans are secured continuously by collateral in the form of cash, high quality money market instruments adjusted daily to have a market value at least equal to the current market value of the securities loaned. These transactions involve the risk of delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.

ORGANIZATION OF THE FUND

The Money Market Fund is a series of Ambassador Funds, a Delaware business trust. As of the date of this Prospectus, the Fund offers two classes of shares
- Investor Shares and Institutional Shares, which are identical except as to services offered to and borne by each class. Institutional Shares are offered to the public without any sales charge, load or 12b-1 fees. Investor Shares bear certain costs pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940.

DISTRIBUTION OF THE FUND

BISYS Fund Services Limited Partnership, whose address is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the distributor for the Ambassador Funds.

INVESTING IN THE FUND

You may purchase shares of the Fund on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency. Please consult with your legal counsel to ensure that the Ambassador Funds are permissible investments for your organization.

WHAT SHARES COST

The offering price of a share is its net asset value. The price for all purchase and redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received. We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market. The Fund does reserve the right to advance the time net asset value is determined. We will not calculate the net asset value on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

We attempt to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method. Securities for which market prices are not available are valued in accordance with procedures adopted by our Board of Trustees. These valuation methods are more fully described in our Statement of Additional Information.

We do not impose any sales charges on the purchase of shares of the Ambassador Funds.

ABOUT PURCHASES

In order to purchase shares of the Money Market Fund on a particular day and begin earning dividends that same day, we must receive your order before 12:00 noon, Eastern Time, that day.

We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.

If we receive insufficient payment for a purchase, we will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by us in connection with the transaction.

HOW TO BUY SHARES

1.       VERIFY PERMISSIBILITY
         - Consult with your legal counsel to ensure compliance with applicable investment restrictions

2. MINIMUM INVESTMENT REQUIREMENTS (SAME FOR INSTITUTIONAL SHARES AND INVESTOR SHARES):
         -   $1,000 for initial investments in the Money Market Fund
         -   No minimum for subsequent investments
3.       CALL OUR TRANSFER AGENT
         -   1-800-992-0444
         - We will treat your order as having been received at the time your call is complete.
4.       MAKE PAYMENT
         -   By check payable to Ambassador Money Market Fund and send to:
                              Ambassador Funds
                              P.O. Box 182419
                              Columbus, OH 43218-2419
         OR
         - By federal funds wire. Please call our Transfer Agent at (800) 992-0444 for instructions.

REDEEMING FUND SHARES

You may redeem shares of the Fund on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency. The price for all redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received. We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market. The Fund does reserve the right to advance the time net asset value is determined. We will not calculate the net asset value on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

ABOUT REDEMPTIONS

In order to redeem shares of the Fund on a particular day, we must receive your request before 12:00 noon, Eastern Time, that day. Otherwise proceeds will be redeemed the following business day.

For redemption requests received prior to the applicable cut-off time, usually the proceeds from the sale of Money Market Fund shares will be wired on the same day; checks for redemption proceeds are generally mailed on the business day following the request. For redemption requests received after the applicable cut-off time, proceeds will generally be wired or a check will be mailed one business day later, after net asset value is next determined. Proceeds to be wired will be wired to an account designated in writing by a shareholder at any domestic commercial bank that is a member of the Federal Reserve System. Proceeds to be paid by check will be mailed to the shareholder's address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets. Where payment for shares is made by check, we also reserve the right to postpone redemptions for up to ten days.

We may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

REDEMPTION OF ACCOUNTS WITH BALANCES UNDER ACCOUNT MINIMUMS

Due to the high cost of maintaining accounts with low balances, if your account balance for the Money Market Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent. We will not close any account which is held through a retirement plan or any account whose value falls below these minimums as a result of changes in the Fund's net asset value. If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.

HOW TO REDEEM SHARES

1.       CALL OUR TRANSFER AGENT
          -       1-800-992-0444
         OR
         WRITE
         -        Ambassador Funds
                  P.O. Box 182419
                  Columbus, OH  43218-02419

2.       PROVIDE THE REQUIRED INFORMATION
         -        Specify the Money Market Fund
         -        Your account number
         -        The name and address on your account
         - For wire transfers, your financial institution's wire transfer information (N.B. Your financial institution may charge you a fee for handling this transaction)
         -        The dollar amount or number of shares you wish to redeem
         -        Your signature (for written requests)
         - If you request any redemption to be sent to an address other than the address on record with the Fund or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem

MANAGEMENT OF THE FUND

The Board of Trustees is responsible for generally overseeing the conduct of the Money Market Fund's business. Ambassador Capital Management, L.L.C. ("ACM"), whose address is 211 West Fort Street, Suite 720, Detroit, Michigan 48226, serves as investment adviser to the Fund pursuant to an investment advisory agreement. According to the terms of the investment advisory agreement, the Fund will pay to ACM an annual fee of 0.20% of its average daily net assets.

Subject to the supervision of our Board of Trustees, ACM provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

AMBASSADOR CAPITAL MANAGEMENT, L.L.C.

ACM is an independent investment advisory firm registered with the Securities and Exchange Commission. ACM was established in 1998 by President and Chief Executive Officer Brian T. Jeffries, formerly a partner and portfolio manager with Munder Capital Management from 1994 until 1998, where he was responsible for the management of fixed-income portfolios exceeding $1 billion in assets. Before working at Munder, Mr. Jeffries was a fixed income fund manager with Woodbridge Capital Management, the investment management subsidiary of Comerica

Bank, where he managed several fixed income mutual funds.

ACM specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations. As of October 1, 2001, ACM had approximately $500 million in assets under management.

Portfolio Managers

         Gregory A. Prost, CFA, Chief Investment Officer of ACM, oversees ACM's fixed income research and directs its fixed income strategy. He brings more than 10 years of investment experience to ACM. Prior to joining ACM, Mr. Prost was a partner and senior portfolio manager at Munder Capital Management from 1995 until 2000, where he was responsible for managing fixed income portfolios. Mr. Prost is a Chartered Financial Analyst. He earned a B.A. From Kalamazoo College and an M.B.A. From Western Michigan University.

         Kathryn J. Nurre, Vice President and Senior Portfolio Manager of ACM, has been the portfolio manager of the Money Market Fund since its inception in 2000. Ms. Nurre has over 15 years experience in the capital markets. Prior to joining ACM, Ms. Nurre was director of short-term investments at Cranbrook Capital Management, Inc. (the investment management subsidiary of First of Michigan Corporation) from 1995 until 1998, where she was responsible for the management of over $500 million in client assets. Ms. Nurre earned a B.A. From the University of Cincinnati.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Money Market Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. The Money Market Fund declares dividends daily and pays them monthly. The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares. The Fund will pay distributions in additional shares of the distributing Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify us by calling 1-800-992-0444.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Ambassador Funds. Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax. In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation. The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold. The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund's shares.

                                  [BACK COVER]


You can find additional information about Ambassador Funds in its Annual and Semi-Annual Reports to Shareholders and in the Statement of Additional Information ("SAI"). The Annual and Semi-annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings, management's discussion of Fund performance, market conditions and investment strategies and, in the Annual Report only, the auditor's report. The SAI contains more detailed information on all aspects of the Fund and is incorporated by reference in (legally considered to be part of) this Prospectus. To request a free copy of the current Annual or Semi-annual Report to Shareholders or the current SAI, or to obtain other information about a Fund, write or call:

         AMBASSADOR FUNDS
         P.O. Box 182419
         Columbus Ohio 43218-2419
         1-800-992-0444

You can visit the SEC's Internet Web site (http://www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies of this information, by visiting the SEC's Public Reference Room in Washington, D.C. (phone: 1-202-942-8090) or by sending your request and a duplicating fee to the SEC'S Public Reference Section, Washington DC 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.





PROSPECTUS
DATED DECEMBER 26, 2001

[Art work]

[LOGO]                        AMBASSADOR
                              FUNDS


                                                    AMBASSADOR MONEY MARKET FUND

                                                                          TICKER
                                                                          SYMBOL

                                                    Institutional Shares - AMFXX


INVESTMENT ADVISER AND ADMINISTRATOR:
Ambassador Capital Management, LLC

TRUSTEES:
Nicholas J. DeGrazia
Ronald E. Hall
Brian T. Jeffries
Conrad W. Koski
Gregory A. Prost

CUSTODIAN:
Fifth Third Bank

ADMINISTRATOR AND DISTRIBUTOR:
BISYS Fund Services LP

TRANSFER AGENT:
BISYS Fund Services Ohio, Inc.

COUNSEL:
Dykema Gossett PLLC

INDEPENDENT AUDITORS:
Ernst & Young LLP

Investment Company Act File No. 811-09941